EQUITY - Authorized Shares (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share Capital, Reserves And Other Equity Interest [Abstract]
Authorised share capital	$ 367	$ 395	$ 395
Shares authorized (in shares)	1,033,608,827	1,111,418,599	1,111,418,599